Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Leases Liabilities [Abstract]
Changes in the Carrying Value of Current and Non-current Lease Liabilities
The changes in the carrying value of current and non-current lease liabilities are as follows:

	Note	$
Balance, March 31, 2025		42,876
Lease additions		727
Lease payments		(7,739)
Disposal of lease liabilities	6(a)	(14,180)
Lease reassessments		(377)
Foreign exchange		216
Interest expense		2,336
Balance, March 31, 2026		23,859
Current portion		(5,729)
Long-term portion		18,130

Balance, March 31, 2024		47,532
Lease additions		7,609
Lease payments		(8,129)
Disposal of lease liabilities		(1,281)
Lease reassessments		(6,068)
Foreign exchange		292
Interest expense		2,921
Balance, March 31, 2025		42,876
Current portion		(5,381)
Long-term portion		37,495